Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities Consisted [Abstract]
Accrued vacation	$ 907	$ 829	$ 671
Accrued compensation	940	624	291
Customer deposits			219
Accrued interest	563	9	33
Accrued professional fees	2,103	2,502	221
Accrued warehouse and freight	195	143	5
Accrued other	343	275	134
Accrued expenses and other current liabilities	$ 6,727	4,382	$ 1,574
Previously Reported [Member]
Schedule of Accrued Expenses and Other Current Liabilities Consisted [Abstract]
Accrued vacation		829
Accrued compensation		624
Customer deposits		900
Accrued interest		9
Accrued professional fees		2,502
Accrued warehouse and freight		143
Accrued other		275
Accrued expenses and other current liabilities		$ 5,282